SCHEDULE OF OFFICE AND MISCELLANEOUS EXPENSES (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
Advertising, Marketing, and Investor Relations	$ 232,685	$ 951,659	$ 342,758	$ 3,287,712
Compliance fees	74,967	108,328	138,999	135,635
Impairment of accounts receivable				198,513
Contract Work		47,082		114,429
Other	213,509	330,335	385,673	501,767
Office and Miscellaneous Expenses	$ 521,161	$ 1,437,404	$ 867,430	$ 4,238,056